Basis of presentation and accounting policies - Financial information before intergroup elimination (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basis of presentation and accounting policies
Non-current assets	$ 3,188,320	$ 2,994,314
Current assets	647,468	626,317
Total assets	3,835,788	3,620,631
Non-current liabilities	2,297,100	2,004,736
Current liabilities	676,319	842,287
Total liabilities	2,973,419	2,847,023
Equity	862,369	773,608	$ 805,286	$ 1,198,614
Revenue	1,378,663	706,913	607,356
Gross income/(loss)	415,685	84,532	(46,227)
Operating income / (loss)	304,575	6,460	(163,698)
Financial results	(113,087)	(96,500)	(206,331)
Share of income in associates	(970)	(629)	(1,667)
Income tax	24,883	69,111	(14,295)
Net income/(loss)	165,635	(180,976)	(361,893)
Other comprehensive loss for the year	92,007	138,722	(33,293)
Total comprehensive loss for the year	257,642	(42,254)	$ (395,186)
Toscana Aeroporti S.p.A.
Basis of presentation and accounting policies
Non-current assets	255,355	274,947
Current assets	89,097	101,116
Total assets	344,452	376,063
Non-current liabilities	99,928	141,898
Current liabilities	137,057	117,933
Total liabilities	236,985	259,831
Equity	107,467	116,232
Revenue	117,209	70,469
Gross income/(loss)	22,633	(12,681)
Operating income / (loss)	10,306	(12,182)
Financial results	(4,119)	(3,061)
Share of income in associates	(258)	91
Income tax	(1,528)	8,704
Net income/(loss)	4,401	(6,448)
Other comprehensive loss for the year	(5,827)	(8,978)
Total comprehensive loss for the year	(1,426)	(15,426)
Dividends paid	7,340
Increase/(decrease) in cash
Provided by operating activities	26,588	(13,249)
Used in investing activities	(3,161)	(4,909)
Used in financing activities	$ (21,843)	$ (8,522)